Total revenues and other income - Disaggregation of revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees	€ 812,058	€ 196,486	€ 71,971
Milestone payments	2,878	73,394	42,950
Reimbursement income	19,900	8,722	3,273
Other revenues	10,150	10,233	8,893
Revenues	844,985	288,836	127,087
Research and Development Segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	834,901	278,666	118,262
Fee for services segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	10,084	10,170	8,825
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reimbursement income		16
Other revenues	66	63
Over time | Fee for services segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues	10,084	10,170
IFRS 15
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees		196,486
Milestone payments		73,394
Reimbursement income		8,722
Other reimbursement income		16
Other revenues		10,233
Revenues		288,836
IFRS 15 | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues		63
IFRS 15 | Over time | Fee for services segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues		10,170
IFRS 15 | Gilead | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees		96,809
Milestone payments		27,623
IFRS 15 | AbbVie | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees		52,176
Milestone payments		36,771
Reimbursement income		989
IFRS 15 | Novartis | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reimbursement income		7,718
IFRS 15 | Novartis | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees		47,500
IFRS 15 | Servier | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payments		9,000
IAS18
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees			71,971
Milestone payments			42,950
Reimbursement income			3,273
Other reimbursement income			4
Other revenues			8,893
Revenues		232,800	127,087
IAS18 | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues			68
IAS18 | Over time | Fee for services segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues			8,825
IAS18 | Gilead | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees			71,333
IAS18 | Gilead | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payments			9,354
IAS18 | AbbVie | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payments			33,596
Reimbursement income			453
IAS18 | Servier | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees			638
IAS18 | Servier | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reimbursement income			€ 2,816
Gilead collaboration agreement for GLPG 1690 | Gilead | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees	666,968
Collaboration agreement for filgotinib | Gilead | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees	62,602	96,809
Milestone payments	(21,187)	27,623
Collaboration agreement for CF | AbbVie | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees	1,569	52,176
Milestone payments	24,065	36,771
Reimbursement income	723	989
Servier collaboration agreement for osteoarthritis | Servier | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payments		9,000
Gilead collaboration agreement for drug discovery platform | Gilead | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees	80,918
Collaboration agreement for MOR106 | Novartis | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reimbursement income	€ 19,177	7,718
Collaboration agreement for MOR106 | Novartis | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees		€ 47,500